Investment in Aqualung (Details) kr in Millions			12 Months Ended
	May 05, 2022 CAD ($) shares	May 05, 2022 NOK (kr) shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)
Aqualung Carbon Capture AS
Investment in Aqualung
Ownership interest (as percent)	4.55%	4.55%		4.40%
Equity investments
Investment in Aqualung
Balance, Beginning			$ 3,314,000	$ 3,221,000
Effect of change in fair value			106,000	93,000
Balance, Ending			$ 3,420,000	3,314,000
NOK
Investment in Aqualung
Conversion rate			0.128
Reasonably possible change In US Dollar relative to Canadian Dollar			10.00%
NOK | Aqualung Carbon Capture AS
Investment in Aqualung
Change in comprehensive income			$ 342,000	$ 331,000
Aqualung Carbon Capture AS
Investment in Aqualung
Shares purchased | shares	179,175	179,175
Purchase of Aqualung Carbon Capture AS shares	$ 3,100,000	kr 23.3